Stock Compensation Expenses - Schedule of Stock Options Activity (Details) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares subject to options, Unvested beginning balance	2,536,776	3,382,368
Weighted average grant date fair value per share, Unvested beginning balance	$ 3.41
Number of shares subject to options, Exercisable ending balance	5,041,405
Weighted average grant date fair value per share, Exercisable ending balance	$ 2.06
Number of shares subject to options, Granted		3,350,221
Weighted average grant date fair value per share, Granted
Number of shares subject to options, Vested		4,195,813
Weighted average grant date fair value per share, Vested
Number of shares subject to options, Forfeited
Weighted average grant date fair value per share, Forfeited
Number of shares subject to options, Unvested ending balance	2,536,776	2,536,776
Weighted average grant date fair value per share, Unvested ending balance	$ 3.41	$ 3.41